Capital adequacy - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 23,899	kr 22,599
Regulatory adjustments to Common Equity Tier 1 capital	(502)	(277)
Total Common Equity Tier 1 capital	23,397	22,322
Own funds	23,397	22,322
Share capital
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	3,990	3,990
Retained earnings
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	18,413	17,403
Accumulated other comprehensive income and other reserves
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	241	234
Independently reviewed profit net of any foreseeable charge or dividend
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	1,255	972
Additional value adjustments due to prudent valuation
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(84)	(85)
Intangible assets
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(22)	(34)
Fair value reserves related to gains or losses on cash flow hedges
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	3	47
Own credit risk
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(217)	28
Negative amounts resulting from the calculation of expected loss amounts
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(180)	(221)
Insufficient coverage for non-performing exposures
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	kr (2)	kr (12)